UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22252

Name of Fund: BlackRock Fixed Income Value Opportunities

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Fixed Income Value Opportunities,             55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2012

Date of reporting period: 03/31/2012

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	(Percentages shown are based on Net Asset)

Asset-Backed Securities	Par (000)		Value
AH Mortgage Advance Trust, Series SART-3, Class 1A1, 2.98%, 3/13/13 (a)	USD	1,180	$1,181,091
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 5.36%, 5/25/36 (b)		1,731	1,405,893
Series 2006-11, Class 1AF2, 5.70%, 9/25/46 (b)		2,146	1,846,831
Series 2006-13, Class 1AF2, 5.88%, 1/25/37		824	783,351
Series 2007-BC2, Class 2A2 0.42%, 6/25/37 (b)		1,530	1,447,175
Series 2007-4, Class A1A, 0.36%, 2/25/27 (b)		533	520,646
Series 2007-12, Class 2A1, 0.59%, 5/25/29 (b)		1,591	1,565,243
DT Auto Owner Trust, Series 2011-3A, Class D, 5.83%, 11/15/14 (a)		1,540	1,598,360
Residential Asset Mortgage Products, Inc., Series 2007-RS2, Class A1, 0.36%, 7/25/29 (b)		72	71,250
Santander Drive Auto Receivables Trust, Series 2012-1, Class C, 3.78%, 6/15/15		800	818,416
SLC Student Loan Trust, Series 2006-A,
Class A4, 0.69%, 10/15/15 (b)		822	816,024
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 0.49%, 11/25/37 (b)		979	902,488
Total Asset-Backed Securities – 5.3%			12,956,768

Common Stocks	Shares
Media — 0.0%
HMH Holdings (c)		52,851	13,213

Corporate Bonds	Par (000)
Advertising — 0.3%
Affinion Group, Inc., 7.88%, 12/15/18	USD	910	828,100
Aerospace & Defense — 0.7%
Sequa Corp., 11.75%, 12/01/15 (a)		1,620	1,721,250
Airlines — 1.3%
Continental Airlines, Inc., 6.75%, 9/15/15 (a)		900	903,375
U.S. Airways Pass-Through Trust, Series 2011-1, Class C, 10.88%, 10/22/14		800	816,000
United Air Lines, Inc., 12.75%, 7/15/12		1,473	1,513,631

			3,233,006

Corporate Bonds	Par (000)		Value
Capital Markets – 0.5%
The Goldman Sachs Group, Inc., 5.13%, 1/15/15 (d)	USD	270	$287,370
Morgan Stanley:
5.25%, 11/02/12 (d)		390	398,761
5.30%, 3/01/13 (d)		425	437,130

			1,123,261
Commercial Banks – 5.8%
BNP Paribas SA:
6.95%, 7/22/13 (d)		1,000	1,038,502
1.48%, 1/10/14 (b)		860	842,207
CIT Group, Inc., 4.75%, 2/15/15 (a)		1,137	1,147,035
HSBC Bank USA, N.A., 4.63%, 4/01/14 (d)		5,000	5,254,210
ING Bank NV, 5.13%, 5/01/15 (a)(d)		1,468	1,488,299
Intesa Sanpaolo SpA, 2.38%, 12/21/12		1,655	1,628,328
Regions Financial Corp., 6.38%, 5/15/12		2,820	2,827,050

			14,225,631
Consumer Finance — 0.6%
SLM Corp., 5.13%, 8/27/12 (d)		1,500	1,511,241
Diversified Financial Services – 1.2%
Ally Financial, Inc., 4.50%, 2/11/14		1,600	1,602,000
Ford Motor Credit Co. LLC, 3.88%, 1/15/15		1,185	1,196,568

			2,798,568
Diversified Telecommunication Services — 0.2%
Qwest Corp., 8.38%, 5/01/16		500	597,461
Hotels, Restaurants & Leisure – 1.2%
MGM Resorts International, 13.00%, 11/15/13		1,615	1,871,381
Universal City Development Partners Ltd./UCDP Finance, Inc., 8.88%, 11/15/15		921	1,000,889

			2,872,270
Household Durables – 0.8%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,800	1,959,750
Insurance – 3.2%
American International Group, Inc., 3.00%, 3/20/15 (d)		2,535	2,552,459
Metropolitan Life Global Funding I, 5.13%, 4/10/13 (a)(d)		5,000	5,226,385

			7,778,844
Media – 2.0%
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16		1,975	2,251,500
Thomson Reuters Corp., 5.95%, 7/15/13 (d)		2,000	2,121,432
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17 (a)		500	540,000

			4,912,932
Metals & Mining – 0.5%
Xstrata Finance Canada Ltd., 2.85%, 11/10/14 (a)		1,225	1,247,241

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AKA	Also Known As	GBP	British Pound
	EUR	Euro	GO	General Obligation Bonds
	FKA	Formerly Known As	NR	Not Rated
			USD	US Dollar

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2012	1

Schedule of Investments (continued)	(Percentages shown are based on Net Asset)

Corporate Bonds	Par (000)		Value
Multi-Utilities – 3.3%
Dominion Resources, Inc., 8.88%, 1/15/19 (d)	USD	2,000	$2,684,138
Potomac Electric Power Co., 4.65%, 4/15/14 (d)		5,000	5,329,524

			8,013,662
Oil, Gas & Consumable Fuels – 5.9%
BP Capital Markets Plc, 5.25%, 11/07/13 (d)		7,000	7,480,305
Chesapeake Energy Corp., 7.63%, 7/15/13		1,325	1,397,875
Enbridge Energy Partners LP, 9.88%, 3/01/19 (d)		3,000	3,991,059
Petrohawk Energy Corp., 10.50%, 8/01/14 (d)		1,300	1,447,875

			14,317,114
Paper & Forest Products – 0.4%
NewPage Corp., 11.38%, 12/31/14 (e)		1,300	871,000
Textiles, Apparel & Luxury Goods – 0.6%
PVH Corp., 7.38%, 5/15/20		1,360	1,499,400
Wireless Telecommunication Services – 0.4%
Cricket Communications, Inc., 7.75%, 5/15/16		1,000	1,055,000
Total Corporate Bonds – 28.9%			70,565,731

Floating Rate Loan Interests (a)
Aerospace & Defense – 0.6%
Sequa Corp., Term Loan, 3.76% - 3.84%, 12/03/14		1,500	1,476,465
Auto Components – 0.7%
Allison Transmission, Inc., Term B-1 Loan, 2.75%, 8/07/14		1,264	1,253,510
The Goodyear Tire & Rubber Co., Loan (Second Lien), 1.75%, 4/30/14		450	446,963

			1,700,473
Chemicals – 0.4%
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.50%, 7/30/14		1,090	1,069,263
Commercial Services & Supplies – 0.8%
Ceridian Corp., U.S. Term Loan, 3.24%, 11/09/14		974	911,103
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/15/18		975	955,042

			1,866,145
Diversified Consumer Services – 0.5%
Coinmach Service Corp.:
Delayed Draw Term Loan, 3.24% - 3.25%, 11/14/14		727	670,463
Term Loan, 3.25%, 11/14/14		484	445,707

			1,116,170
Diversified Financial Services – 0.4%
Nuveen Investments, Inc., Non-Extended First-Lien Term Loan, 3.22% - 3.30%, 11/13/14		1,000	994,750
Diversified Telecommunication Services – 0.6%
Level 3 Financing, Inc., Tranche A Term Loan, 2.49% - 2.83%, 3/13/14		1,500	1,476,570

Floating Rate Loan Interests (a)	Par (000)		Value
Food & Staples Retailing – 0.6%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1, 3.58%, 7/06/15	GBP	1,000	$1,467,818
Health Care Equipment & Supplies – 0.1%
DJO Finance, LLC (ReAble Therapeutics Finance, LLC), Term Loan, 3.30%, 5/20/14	USD	334	331,578
Health Care Providers & Services – 0.2%
CHS/Community Health Systems, Inc.:
Extended Term Loan, 3.97% - 3.99%, 1/25/17		152	149,575
Non-Extended Term Loan, 2.49% - 2.74%, 7/25/14		252	248,586

			398,161
Hotels, Restaurants & Leisure – 0.7%
Caesar’s Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-4 Loan, 3.42%, 1/28/15		814	774,056
Term B-4 Loan, 9.50%, 10/31/16		404	414,508
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term B Loan, 4.00%, 8/17/17		464	463,058

			1,651,622
Media – 1.8%
Cengage Learning Acquisitions, Inc. (Thompson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		970	935,230
Charter Communications Operating LLC, Term C Loan, 3.72%, 9/06/16		431	428,326
HMH Publishing Co. Ltd. (AKA Education Media), Tranche A Term Loan, 6.49%, 6/12/14		601	337,838
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		650	667,875
Nielsen Finance LLC:
Class A Dollar Term Loan, 2.24%, 8/09/13		4	4,376
Class B Dollar Term Loan, 3.99%, 5/02/16		1,096	1,098,044
Class C Dollar Term Loan, 3.49%, 5/02/16		485	484,768
UPC Financing Partnership, Facility U, 4.57%, 12/31/17	EUR	271	353,211

			4,309,668
Real Estate Investment Trusts (REITs) – 0.1%
iStar Financial, Inc., Tranche A-1 Loan, 5.00%, 6/28/13	USD	308	307,136
Real Estate Management & Development – 0.0%
Realogy Corp., Non-Extended Synthetic Commitment, 0.09% - 3.15%, 10/10/13		117	110,418
Software – 0.2%
First Data Corp., Non-Extending B-2 Term Loan, 2.99%, 9/24/14		443	426,217
Total Floating Rate Loan Interests – 7.7%			18,702,454

2	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2012

Schedule of Investments (continued)	(Percentages shown are based on Net Asset)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations – 20.9%
Adjustable Rate Mortgage Trust:
Series 2005-5, Class 5A21, 2.92%, 9/25/35 (b)	USD	3,167	$2,410,571
Series 2007-1, Class 3A21, 5.66%, 3/25/37 (b)		925	876,837
Banc of America Funding Corp.:
Series 2004-B, Class 5A1, 2.83%, 11/20/34 (b)		2,932	2,333,818
Series 2006-E, Class 2A1, 2.83%, 6/20/36 (b)		3,415	2,264,045
Series 2007-A, Class 2A1, 0.40%, 2/20/47 (b)		1,618	1,110,533
BCAP LLC Trust, Series 2010-RR11, Class 4A1, 5.54%, 3/27/47 (a)(b)		1,704	1,524,886
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-6, Class 2A1, 2.62%, 8/25/35 (b)		10,354	5,799,483
Bear Stearns Alt-A Trust:
Series 2005-4, Class 21A1, 2.85%, 5/25/35 (b)		4,629	2,849,425
Series 2005-7, Class 24A1, 5.26%, 9/25/35 (b)		9,619	6,110,113
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A1, 2.80%, 12/25/35 (b)		6,308	5,235,688
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, 5.25%, 6/25/35		2,051	1,711,447
Series 2005-23CB, Class A15, 5.50%, 7/25/35		1,980	1,768,318
Series 2005-86CB, Class A8, 5.50%, 2/25/36		3,118	2,698,848
Series 2006-24CB, Class A23, 6.00%, 6/25/36		2,086	1,367,659
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2007-17, Class 1A1, 6.00%, 10/25/37		3,127	2,848,600
Series 2007-HY3, Class 4A1, 5.66%, 6/25/47 (b)		3,616	3,138,127
Impac CMB Trust, Series 2004-7, Class 1A1, 0.98%, 11/25/34 (b)		714	604,254
Indymac Index Mortgage Loan Trust, Series 2006-AR31, Class A3, 5.33%, 11/25/36 (b)		2,352	1,854,693
JPMorgan Alternative Loan Trust, Series 2006-S1, Class 3A2, 0.51%, 3/25/36 (b)		1,970	1,328,637
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, 3/25/22		1,612	1,490,096
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 2.65%, 9/25/36 (b)		2,235	1,686,906

			51,012,984
Commercial Mortgage-Backed Securities – 41.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A2, 5.63%, 7/10/12 (b)		2,417	2,455,395
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A2, 6.46%, 10/15/36		228	227,686
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class ASB, 5.70%, 2/10/17 (b)		5,000	5,413,825

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class ASB, 5.28%, 12/11/49	USD	9,000	$9,364,361
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AAB, 5.81%, 1/10/17 (b)		10,000	10,812,390
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG9, Class A2, 5.38%, 7/10/12		453	459,139
Series 2007-GG11, Class A2, 5.60%, 7/10/13		5,000	5,133,935
GS Mortgage Securities Corp. II:
Series 2006-GG6, Class A2, 5.51%, 4/10/38 (b)		3,190	3,238,700
Series 2006-GG6, Class AAB, 5.59%, 9/10/15 (b)		4,446	4,745,918
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB15, Class ASB, 5.79%, 9/12/15 (b)		8,145	8,743,977
Series 2007-CB18, Class A4, 5.44%, 1/12/17		3,700	4,113,612
Series 2007-LD11, Class A2, 5.80%, 7/15/12 (b)		6,746	6,782,996
Series 2007-LD11, Class ASB, 5.82%, 10/15/16 (b)		7,490	8,029,755
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%, 11/15/38		1,632	1,633,989
Series 2007-C1, Class AAB, 5.40%, 2/15/40		4,968	5,268,003
Morgan Stanley Capital I, Inc.:
Series 2007-IQ14, Class AAB, 5.65%, 4/15/49 (b)		10,000	10,751,700
Series 2007-IQ15, Class A4, 5.88%, 7/11/17 (b)		4,950	5,582,976
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class A2, 5.85%, 7/15/12 (b)		9,437	9,475,550

			102,233,907
Total Non-Agency Mortgage-Backed Securities – 62.8%			153,246,891

Taxable Municipal Bonds
State of California Various Purposes GO, 5.65%, 4/01/39 (b)		3,625	3,805,489
State of Illinois GO, Series 2010 MB, 3.32%, 1/01/13		3,105	3,161,014
Total Taxable Municipal Bonds – 2.8%			6,966,503
Total Investments (Cost – $228,371,606*) – 107.5%			262,451,560
Liabilities in Excess of Other Assets – (7.5)%			(18,298,517)

Net Assets – 100.0%			$244,153,043

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2012	3

Schedule of Investments (continued)

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$230,854,358

Gross unrealized appreciation	$32,877,401
Gross unrealized depreciation	(1,280,199)

Net unrealized appreciation	$31,597,202

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

•	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	0000000000000000000000	0000000000000000000000	0000000000000000000000	0000000000000000000000
Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	9,961,602	(9,961,602)	–	$3,635

•	Reverse repurchase agreements outstanding as of March 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Barclays Capital, Inc.	0.35%	03/29/12	09/30/12	$17,483,903	$17,452,513
Credit Suisse International	0.35%	03/29/12	09/30/12	$17,280,340	$17,249,315
Credit Suisse International	0.35%	03/30/12	09/30/12	$3,734,168	$3,727,500
Credit Suisse International	0.60%	03/30/12	09/30/12	$1,374,828	$1,370,625

Total					$39,799,953

•	Foreign currency exchange contracts as of March 31, 2012 were as follows:

	Currency Purchased	Currency Sold	Counterparty	Settle- ment Date	Unrea- lized Depre- ciation
USD	1,155,822	GBP 754,000	UBS AG	4/11/12	$(50,107)
USD	438,657	EUR 341,500	Citibank, N.A.	4/18/12	(16,841)

Total					$(66,948)

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

R.R. Donnelley & Sons Co.	1.00%	Citibank, N.A.	9/20/14	USD 1,000	$(10,191)

Total					$(10,191)

•	Credit default swaps on single-name issues - sold protection outstanding as of March 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counter- party	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrea- lized Appre- ciation

Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	Not Rated	USD 2,300	$ 15,328

[1]	Not rated by S&P.

[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•	For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

4	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2012

Schedule of Investments (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$11,358,408	$1,598,360	$12,956,768
Common Stocks	–	–	13,213	13,213
Corporate Bonds	–	70,565,731	–	70,565,731
Floating Rate Loan Interests	–	18,364,616	337,838	18,702,454
Non-Agency Mortgage-Backed Securities	–	151,722,005	1,524,886	153,246,891
Taxable Municipal Bonds	–	6,966,503	–	6,966,503
Total	–	$258,977,263	$3,474,297	$262,451,560

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$15,328	–	$15,328
Liabilities:
Foreign currency exchange contracts	–	(66,948)	–	(66,948)
Credit contracts	–	(10,191)	–	(10,191)
Total	–	$(61,811)	–	$(61,811)

[1]

Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying or face amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$381,484	–	–	$381,484
Foreign Currency	15,847	–	–	15,847
Liabilities:
Reverse repurchase agreements	–	$(39,799,953)	–	(39,799,953)
Cash received for swap contracts	(100,000)	–	–	(100,000)
Total	$297,331	$(39,799,953)	–	$(39,502,622)

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2012.

Certain of the Trust’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Assets/ Liabilities:	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Total

Opening Balance, as of December 31, 2011	$1,566,890	$13,213	$341,982	$1,531,989	$3,454,074
Transfers into Level 3[2]	–	–	–	–	–
Transfers out of Level 3[2]	–	–	–	–	–
Accrued discounts/ premiums	4	–	11,319	1,033	12,356
Net realized gain (loss)	–	–	–	–	–
Net change in unrealized appreciation/ depreciation[3]	31,466	–	(15,463)	(8,136)	7,867
Purchases	–	–	–	–	–
Sales	–	–	–	–	–

Closing Balance, as of March 31, 2012	$1,598,360	$13,213	$337,838	$1,524,886	$3,474,297

[2]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value.

[3]	The change in unrealized appreciation/depreciation on investments still held at March 31, 2012 was $7,867.

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2012	5

Schedule of Investments (concluded)

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
	Assets	Liabilities	Total
Opening Balance, as of December 31, 2011	$8,424	–	$8,424
Transfers into Level 3[4]	–	–	–
Transfers out of Level 3[4]	(8,424)	–	(8,424)
Accrued discounts/premiums	–	–	–
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/depreciation[5]	–	–	–
Purchases	–	–	–
Issues[6]	–	–	–
Sales	–	–	–
Settlements[7]	–	–	–
Closing Balance, as of March 31, 2012	–	–	–

[4]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value.

[5]	The change in the unrealized appreciation/depreciation on swaps still held on March 31, 2012 was $6,904.

[6]	Issues represent upfront cash received on certain derivative financial instruments.

[7]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

6	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

    Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fixed Income Value Opportunities

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Fixed Income Value Opportunities

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Fixed Income Value Opportunities

Date: May 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Fixed Income Value Opportunities

Date: May 23, 2012